TURNER FUNDS

                    TURNER DISCIPLINED LARGE CAP GROWTH FUND
                   TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
                            TURNER MIDCAP GROWTH FUND
                          TURNER SMALL CAP GROWTH FUND
                          TURNER MICRO CAP GROWTH FUND
                           TURNER LARGE CAP VALUE FUND
                             TURNER CORE VALUE FUND
                           TURNER SMALL CAP VALUE FUND
                    TURNER SMALL CAP VALUE OPPORTUNITIES FUND
                          TURNER SMALL CAP EQUITY FUND
                             TURNER TECHNOLOGY FUND
                         TURNER CONCENTRATED GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                         TURNER FINANCIAL SERVICES FUND
                     TURNER HEALTHCARE & BIOTECHNOLOGY FUND
                       TURNER TAX MANAGED U.S. EQUITY FUND
                   TURNER STRATEGIC VALUE AND HIGH INCOME FUND
                          TURNER CORE FIXED INCOME FUND
                      TURNER TOTAL RETURN FIXED INCOME FUND
                             TURNER HIGH YIELD FUND
                  TURNER ULTRA SHORT DURATION FIXED INCOME FUND
                     TURNER SHORT DURATION FIXED INCOME FUND

                                JANUARY 31, 2003
                   (as amended and supplemented May 1, 2003)

                               INVESTMENT ADVISER:
                        TURNER INVESTMENT PARTNERS, INC.

                        TURNER INVESTMENT MANAGEMENT LLC
         (SMALL CAP EQUITY AND SMALL CAP VALUE OPPORTUNITIES FUNDS ONLY)

                             INVESTMENT SUB-ADVISER:
                         CLOVER CAPITAL MANAGEMENT, INC.
 (LARGE CAP VALUE, CORE VALUE, SMALL CAP VALUE AND CORE FIXED INCOME FUNDS ONLY)

This Statement of Additional Information ("SAI") is not a prospectus and relates only to the Turner Disciplined Large Cap Growth Fund ("Disciplined Large Cap Growth Fund"), Turner Large Cap Growth Opportunities Fund ("Large Cap Growth Opportunities Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund"), Turner Small Cap Equity Fund ("Small Cap Equity Fund"), Turner Micro Cap Growth Fund ("Micro Cap Growth Fund"), Turner Large Cap Value Fund ("Large Cap Value Fund"), Turner Core Value Fund ("Core Value Fund"), Turner Small Cap Value Fund ("Small Cap Value Fund"), Turner Small Cap Value Opportunities Fund ("Small Cap Value Opportunities Fund"), Turner Technology Fund ("Technology Fund"), Turner Concentrated Growth Fund ("Concentrated Growth Fund"), Turner New Enterprise Fund ("New Enterprise Fund"), Turner Financial Services Fund ("Financial Services Fund"), Turner Healthcare & Biotechnology Fund ("Healthcare & Biotechnology Fund"), Turner Tax Managed U.S. Equity Fund ("Tax Managed U.S. Equity Fund"), Turner Strategic Value and High Income Fund ("Strategic Value and High Income Fund") Turner Core Fixed Income Fund ("Core Fixed Income Fund"), Turner Total Return Fixed Income Fund ("Total Return Fixed Income Fund"), Turner High Yield Fund ("High Yield Fund"), Turner Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fund"), and Turner Short Duration Fixed Income Fund ("Short Duration Fund"), (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust") and should be read in conjunction with the Turner Funds' Prospectuses dated January 31, 2003, as amended and supplemented April 15, 2003. The Prospectuses may be obtained without charge by calling 1-800-224-6312.

                                TABLE OF CONTENTS


THE TRUST...........................................................S-3

INVESTMENT OBJECTIVES...............................................S-4

INVESTMENT POLICIES.................................................S-6

GENERAL INVESTMENT POLICIES........................................S-18

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..............S-19

INVESTMENT LIMITATIONS.............................................S-36

THE ADVISER........................................................S-39

THE ADMINISTRATOR..................................................S-44

DISTRIBUTION AND SHAREHOLDER SERVICES..............................S-46

TRUSTEES AND OFFICERS OF THE TRUST.................................S-47

COMPUTATION OF YIELD AND TOTAL RETURN..............................S-52

PURCHASE AND REDEMPTION OF SHARES..................................S-57

DETERMINATION OF NET ASSET VALUE...................................S-58

TAXES..............................................................S-59

PORTFOLIO TRANSACTIONS.............................................S-61

VOTING.............................................................S-66

DESCRIPTION OF SHARES..............................................S-66

SHAREHOLDER LIABILITY..............................................S-66

LIMITATION OF TRUSTEES' LIABILITY..................................S-67

CODE OF ETHICS.....................................................S-67

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.........................S-67

CUSTODIAN..........................................................S-74

INDEPENDENT AUDITORS...............................................S-74

LEGAL COUNSEL......................................................S-74

FINANCIAL STATEMENTS...............................................S-74

APPENDIX............................................................A-1

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THE TRUST
This Statement of Additional Information relates only to the Turner Disciplined Large Cap Growth Fund ("Disciplined Large Cap Growth Fund"), Turner Large Cap Growth Opportunities Fund ("Large Cap Growth Opportunities Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund"), Turner Small Cap Equity Fund ("Small Cap Equity Fund"), Turner Micro Cap Growth Fund ("Micro Cap Growth Fund"), Turner Large Cap Value Fund ("Large Cap Value Fund"), Turner Core Value Fund ("Core Value Fund"), Turner Small Cap Value Fund ("Small Cap Value Fund"), Turner Small Cap Value Opportunities Fund ("Small Cap Value Opportunities Fund"), Turner Technology Fund ("Technology Fund"), Turner Concentrated Growth Fund ("Concentrated Growth Fund"), Turner New Enterprise Fund ("New Enterprise Fund"), Turner Financial Services Fund ("Financial Services Fund"), Turner Healthcare & Biotechnology Fund ("Healthcare & Biotechnology Fund"), Turner Tax Managed U.S. Equity Fund ("Tax Managed U.S. Equity Fund"), Turner Strategic Value and High Income Fund ("Strategic Value and High Income Fund"), Turner Core Fixed Income Fund ("Core Fixed Income Fund"), Turner Total Return Fixed Income Fund, ("Total Return Fixed Income Fund"), Turner High Yield Fund ("High Yield Fund"), Turner Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fund") and Turner Short Duration Fixed Income Fund ("Short Duration Fund") (each a "Fund" and, together the "Funds"). Each is a separate series of Turner Funds (formerly, TIP Funds) (the "Trust"), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, and amended and restated on February 21, 1997 and August 17, 2001 (the "Declaration of Trust"), which consists of both diversified and non-diversified Funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares in the Midcap Growth Fund, Large Cap Value Fund, Concentrated Growth Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Strategic Value and High Income Fund, Ultra Short Duration Fund, Short Duration Fund Small Cap Equity Fund or Small Cap Value Opportunities Fund through two separate classes, Class I and Class II, which provide for variations in distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class I Shares and the Class II Shares pertaining to distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

From its inception on January 31, 1997 until June 28, 2000, the Turner Large Cap Growth Opportunities Fund operated as the Turner Large Cap Growth Equity Fund and was advised by Turner Investment Partners. On June 9, 2000, the Turner Large Cap Growth Equity Fund became the Mercury Select Growth Fund, a portfolio of Mercury Funds, Inc., which was advised by Fund Asset Management, L.P., an affiliate of Merrill Lynch & Co., Inc. while Turner Investment Partners, as sub-adviser, provided the day-to-day investment management services. On August 16, 2002, Mercury Select Growth Fund merged back into the Large Cap Growth Opportunities Fund. Historical information for the Fund relates to both the Turner Funds and Mercury Funds, Inc.

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On January 29, 1999, the Micro Cap Growth Fund and the Short Duration Fund
acquired all of the assets and liabilities of the Alpha Select Turner Micro Cap Growth Fund and the Alpha Select Turner Short Duration Government Fund - Three Year Portfolio, respectively. On June 30, 1999, the Ultra Short Duration Fund acquired all of the assets and liabilities of the Alpha Select Turner Short Duration Government Fund - One Year Portfolio. Historical information presented for those Funds relates to the Alpha Select Funds. On January 12, 2001, shareholders of the Penn Capital Select Financial Services Fund approved Turner as that Fund's new investment adviser. The Fund then became the Turner Financial Services Fund when Turner commenced operations as the Fund's investment adviser on January 16, 2001. Historical information presented for that Fund relates to the Penn Capital Select Financial Services Fund and its performance under its previous adviser, Penn Capital Management Company, Inc. On April 30, 2001, shareholders of the Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund and Clover Fixed Income Fund approved Turner as the new investment adviser for their funds, with the previous adviser, Clover Capital Management, Inc., becoming sub-adviser to the funds ("Sub-Adviser"). The Clover Small Cap Value, Equity Value, Max Cap Value and Fixed Income Funds became the Turner Small Cap Value, Turner Core Value, Turner Large Cap Value and Turner Core Fixed Income Funds, respectively, when Turner commenced operations as the Funds' investment adviser on May 1, 2001. Historical information presented for those Funds relates to their performance under the previous adviser, Clover Capital Management, Inc. On September 13, 2001, the B2B E-Commerce Fund became the New Enterprise Fund and the shareholders of the Wireless & Communications Fund approved a reorganization of the Wireless & Communications Fund into the New Enterprise Fund. Accordingly, historical information presented for the New Enterprise Fund relates to the B2B E-Commerce Fund. Finally, on July 31, 2002, shareholders of the Turner High Yield Fund, (formerly, the Penn Capital Strategic High Yield Bond Fund), voted to approve the appointment of Turner Investment Partners, Inc., as the adviser to the High Yield Fund. Historical information presented for the High Yield Fund relates to the Penn Capital Strategic High Yield Bond Fund under its previous adviser, Penn Capital Management, Inc. Capitalized terms not defined herein are defined in the Prospectuses offering shares of the Funds.

INVESTMENT OBJECTIVES

TURNER DISCIPLINED LARGE CAP GROWTH FUND - The Disciplined Large Cap Growth Fund seeks long-term capital appreciation.

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND - The Large Cap Growth Opportunities Fund seeks capital appreciation.

TURNER MIDCAP GROWTH FUND - The Midcap Growth Fund seeks capital appreciation.

TURNER SMALL CAP GROWTH FUND - The Small Cap Growth Fund seeks capital appreciation.

TURNER MICRO CAP GROWTH FUND - The Micro Cap Growth Fund seeks capital appreciation.

TURNER LARGE CAP VALUE FUND - The Large Cap Value Fund seeks long-term total return.

TURNER CORE VALUE FUND - The Core Value Fund seeks long-term total return.

TURNER SMALL CAP VALUE FUND - The Small Cap Value Fund seeks long-term total return.

TURNER SMALL CAP VALUE OPPORTUNITIES FUND - The Small Cap Value Opportunities Fund seeks long term capital GROWTH.

TURNER SMALL CAP EQUITY FUND - The Small Cap Equity Fund seeks long-term capital growth.

TURNER TECHNOLOGY FUND - The Technology Fund seeks long-term capital appreciation.

TURNER CONCENTRATED GROWTH FUND - The Concentrated Growth Fund seeks long-term capital appreciation.

TURNER NEW ENTERPRISE FUND - The New Enterprise Fund seeks long-term capital appreciation.

TURNER FINANCIAL SERVICES FUND - The Financial Services Fund seeks to generate long-term capital appreciation.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - The Healthcare & Biotechnology Fund seeks long-term capital appreciation.

TURNER TAX MANAGED U.S. EQUITY FUND - The Tax Managed U.S. Equity Fund seeks to achieve long-term capital appreciation while attempting to minimize the impact of taxes on the return earned by shareholders.

TURNER STRATEGIC VALUE AND HIGH INCOME FUND - The Strategic Value and High Income Fund seeks total return through a combination of long-term capital growth and high current income and capital appreciation.

TURNER CORE FIXED INCOME FUND - The Core Fixed Income Fund seeks a high level of income consistent with reasonable risk to capital.

TURNER TOTAL RETURN FIXED INCOME FUND - The Total Return Fixed Income Fund seeks total return through current income and capital appreciation.

TURNER HIGH YIELD FUND - The High Yield Fund seeks to maximize income through high current income and capital appreciation.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND - The Ultra Short Duration Fund seeks to provide maximum total return consistent with preservation of capital and prudent investment management.

TURNER SHORT DURATION FIXED INCOME FUND - The Short Duration Fund seeks to provide maximum total return consistent with preservation of capital and prudent investment management.

There can be no assurance that any Fund will achieve its investment objective.

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INVESTMENT POLICIES

TURNER DISCIPLINED LARGE CAP GROWTH FUND - The Disciplined Large Cap Growth Fund (formerly the Select Growth Equity Fund) invests primarily (and, under normal conditions, at least 80% of its total assets) in common stocks and other U.S. companies with very large market capitalizations (i.e., over $10 billion) that Turner believes have strong earnings growth potential. The Disciplined Large Cap Growth Fund may also purchase securities of smaller companies that offer growth potential. The Disciplined Large Cap Growth Fund will invest in securities of companies that are diversified across economic sectors. Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Russell Top 200 Growth Index.

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND - The Large Cap Growth Opportunities Fund invests primarily (and, under normal market conditions, at least 80% of its total assets) in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Top 200 Growth Index, the Fund's current benchmark. Any remaining assets may be invested in securities of mid- to largecapitalization companies, warrants and rights to purchase common stocks, and the Fund may invest up to 10% of its total assets in American Depositary Receipts. The Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Fund may purchase shares of other investment companies and foreign securities.

TURNER MIDCAP GROWTH FUND - The Midcap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers that, at the time of purchase, have medium market capitalizations that Turner believes to have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (the "Midcap Growth Index"). The Midcap Growth Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Midcap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in American Depositary Receipts (ADRs). The Midcap Growth Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Midcap Growth Fund may purchase shares of other investment companies.

TURNER SMALL CAP GROWTH FUND - The Small Cap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers with small market capitalizations that Turner believes to have strong earnings growth potential. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index (the "2000 Growth Index"). The Small Cap Growth Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the 2000 Growth Index (or such other appropriate index selected by Turner). The Small Cap Growth Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in ADRs. The Small Cap Growth Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

TURNER MICRO CAP GROWTH FUND - The Micro Cap Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers with very small market capitalizations that Turner believes to have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the lower range of those market capitalizations of companies included in the 2000 Growth Index particularly those under $500 million. The Micro Cap Growth Fund seeks to purchase securities that are well diversified across economic sectors. The Micro Cap Growth Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in micro cap stocks of foreign issuers and in ADRs.

The Micro Cap Growth Fund invests in some of the smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the companies represented in the Micro Cap Growth Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Thus, in the opinion of Turner, they offer substantial appreciation potential for meeting retirement and other long-term goals.

The Micro Cap Growth Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks. To manage risk and improve liquidity, Turner expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

TURNER LARGE CAP VALUE FUND - The Large Cap Value Fund invests primarily (and, under normal market conditions, at least 80% of its assets) in the equity securities of companies with large capitalizations that the Sub-Adviser believes have low valuations based on measures such as price-to-book value and price-to-cash flow. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. The Sub-Adviser will attempt to acquire securities that have attractive dividend yields relative to the market average and/or their own trading history.

The Large Cap Value Fund invests in a diversified portfolio chosen from the 500 largest capitalization equities (generally over $10 billion) where the stock price is low relative to book value and cash flow as compared to the average large capitalization stock. The Sub-Adviser evaluates these large capitalization domestic companies and searches for stocks valued in the lowest third based on price to book value and price to cash flow. From these candidates, the companies with adequate financial strength and higher dividend yields are chosen for investment. The Sub-Adviser may also choose a stock whose primary attractive feature is a current dividend yield which is high relative to the stock's historic yield range.

Up to 25% of the Large Cap Value Fund's assets may be invested in attractively-valued companies whose market capitalizations fall below the top 500 (i.e., below $5 billion). In addition, up to 10% of the Fund's assets may be invested in ADRs whose market capitalizations fall among the top 100 available ADRs.

During periods when, or under circumstances where, the Sub-Adviser believes that the return on non-convertible fixed income securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") and/or Baa by Moody's Investor Services Inc. ("Moody's") or in unrated securities of comparable quality as determined by the Sub-Adviser. Such high-yield, high-risk securities are also known as "junk bonds." The Fund's exposure to junk bonds, including convertible securities rated below investment grade, will not exceed 25% of its total assets.

Under normal circumstances, up to 25% of the Large Cap Value Fund's assets may be invested in the Money Market Instruments described below in order to maintain liquidity, or if the Sub-Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase. For temporary defensive purposes during periods when the Sub-Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments and in cash.

TURNER CORE VALUE FUND - The Core Value Fund will invest primarily (and, under normal market conditions, at least 80% of its total assets) in equity securities of companies with medium and small market capitalizations that the Sub-Adviser believes to be undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Sub-Adviser uses several valuation criteria to determine if a security is undervalued, including price-to-earnings ratios, price-to-cash flow ratios, price-to-sales ratios, and price-to-book value ratios. In addition, the Sub-Adviser examines "hidden values" that are not obvious in a company's financial reports, focusing on finding the current asset values or current transfer values of assets held by the company.

Under normal market conditions, the Core Value Fund invests its assets in a diversified portfolio of equity securities, including common stocks, both debt securities and preferred stocks convertible into common stocks, and ADRs (up to 20% of the Core Value Fund's assets). In addition to these equity securities, the Fund may also invest up to 5% of its net assets in each of warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts ("REITs"). Assets of the Fund not invested in the equity securities described above may be invested in other securities and money market instruments as described in this SAI.

All of the equity securities (including ADRs) in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.

During periods when, or under circumstances where, the Sub-Adviser believes that the return on such securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by S&P and/or Baa by Moody's, or unrated securities of comparable quality as determined by the Sub-Adviser.

Under normal circumstances, up to 30% of the Core Value Fund's assets may be invested in money market instruments in order to maintain liquidity, or if the Sub-Adviser determines that securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase.

TURNER SMALL CAP VALUE FUND - The Small Cap Value Fund will invest primarily (and, under normal market conditions, at least 80% of its total assets) in a diversified portfolio of equity securities of U.S. issuers that have small market capitalizations that the Sub-Adviser believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund's investments may include common stocks, warrants and rights to subscribe to common stocks, REITs, and both debt securities and preferred stocks convertible into common stocks. The Small Cap Value Fund may also invest in such convertible debt securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by S&P, Baa by Moody's, or unrated securities of comparable quality as determined by the Sub-Adviser.

The Sub-Adviser employs database screening techniques to search the universe of domestic public companies for stocks trading in the bottom 20% of valuation parameters such as stock price-to-book value, price-to-cash flow, price-to-earnings and price-to-sales. From these stocks, the Sub-Adviser selects a diversified group of securities for investment by utilizing additional screening and selection strategies to identify the companies that the Sub-Adviser believes are more financially stable. In addition, the Fund may include holdings in issuers that may not have been identified during the initial screening process but that the Sub-Adviser has identified using its value-oriented fundamental research techniques. In addition, the Fund may invest up to 10% of its net assets in ADRs.

All of the equity securities (including ADRs) in which the Fund invests are traded on registered exchanges or the over-the-counter market in the United States or Canada.

Any remaining assets may be invested in (i) the equity securities described above of U.S. issuers that have market capitalizations below or exceeding those included in the Russell 2000 Value Index at the time of purchase, and (ii) money market instruments.

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TURNER SMALL CAP VALUE OPPORTUNITIES FUND - The Small Cap Value Opportunities
Fund invests substantially all of its assets (at least 80% under normal market conditions) in equity securities of small capitalization companies that the Adviser believes have the potential for growth and that appear to be trading below their perceived value. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market cap at the time of purchase that is within the range of capitalizations represented in the Russell 2000 Index.

The Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. The Adviser looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that the Adviser believes are undervalued by the market for various reasons. The Adviser employs a quantitative approach to determine whether a company's share price reflects its perceived value.

TURNER SMALL CAP EQUITY FUND - The Small Cap Equity Fund invests substantially all of its assets (at least 80% under normal market conditions) in equity securities of small capitalization companies that the Adviser believes have the potential for long-term growth and that are attractively priced. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Index.

The Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. The Adviser looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that the Adviser believes can generate and sustain long-term growth. The Adviser employs a quantitative approach to determine whether a company's share price reflects its perceived value.

TURNER TECHNOLOGY FUND - The Technology Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a portfolio of common stocks of technology companies. The Technology Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, stocks of foreign issuers and ADRs.

The Technology Fund invests in dynamic, publicly-traded technology companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the small technology companies represented in the Technology Fund's portfolio may be

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overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Turner will seek to capture these price increases. Most of the technology companies that the Technology Fund will invest in will be located in the U.S.

The Technology Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of many technology stocks. To manage risk and improve liquidity, Turner expects to invest in numerous publicly traded companies, representing a broad cross-section of U.S. and foreign technology companies.

TURNER CONCENTRATED GROWTH FUND - The Concentrated Growth Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a portfolio of 15 to 30 common stocks of issuers in different sectors and capitalization ranges that Turner believes to have strong earnings growth potential. Any remaining assets may be invested in warrants and rights to purchase common stocks, convertible and preferred stocks, and ADRs. The Concentrated Growth Fund will generally purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Concentrated Growth Fund may also purchase shares of other investment companies and foreign securities.

TURNER NEW ENTERPRISE FUND - The Turner New Enterprise Fund invests in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. The Fund generally invests in stocks of mid to large capitalization companies, and will generally purchase the securities of companies with market capitalizations of at least $1 billion, though it may invest in companies of any size. The New Enterprise Fund focuses on companies that Turner believes are positioned for accelerated growth of revenue and earnings ("New Enterprise companies"). The New Enterprise Fund seeks to invest in companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the New Enterprise Fund. The New Enterprise Fund may also regularly invest up to 25% of its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

The New Enterprise Fund may invest in warrants and rights to purchase common stocks, convertible and preferred stocks, ADRs (up to 10% of the New Enterprise Fund's assets) and shares of other investment companies.

The New Enterprise Fund invests in rapidly growing, dynamic, publicly-traded companies. In many cases, these companies offer recently developed products, services or technologies and often serve special or expanding market niches. Because of their small size and less frequent trading activity, the smaller New Enterprise companies represented in the New Enterprise Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Turner will seek to capture these price increases. Substantially all of the companies that the New Enterprise Fund will invest in will be located in the U.S.

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The New Enterprise Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of some New Enterprise company stocks. To manage risk and improve liquidity, Turner invests in numerous publicly-traded companies, representing a broad cross-section of U.S. New Enterprise companies.

The smaller capitalization companies the New Enterprise Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Such stocks also may not be as liquid as larger capitalization stocks. Therefore, such stocks may be volatile, and the price movements of the New Enterprise Fund's shares may reflect that volatility.

TURNER FINANCIAL SERVICES FUND - The Financial Services Fund will invest substantially all (and, under normal market conditions, at least 80%) of its assets in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that Turner believes have above average growth potential or that are undervalued. Turner also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund will concentrate in the Financial Services sector.

The Fund may invest in smaller capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND - The Healthcare & Biotechnology Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are issuers engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings, therefore, will be concentrated in the healthcare and biotechnology sectors.

While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements.

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TURNER TAX MANAGED U.S. EQUITY FUND - The Tax Managed U.S. Equity Fund invests substantially all (and, under normal market conditions, at least 80%) of its assets in common stocks of U.S. companies considered by Turner to have strong growth potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

Turner manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. In selecting companies for investment, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realizing capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

TURNER STRATEGIC VALUE AND HIGH INCOME FUND - The Fund seeks to achieve its investment objective by investing in the shares of other mutual funds ("underlying funds"): the Small Cap Value Opportunities Fund, the Small Cap Equity Fund and the High Yield Fund. Generally, the Fund will invest at least 40% and up to 60% of its assets in a combination of the Small Cap Equity and Small Cap Value Opportunities Funds (together, the "Small Cap Funds"), on the one hand, and in the High Yield Fund, on the other. The Fund's investment adviser may change the allocation among the underlying funds at any time. Turner Investment Partners, Inc. ("Turner," or the "Adviser") is the investment adviser to the Fund and the underlying High Yield Fund. Turner Investment Management LLC ("TIM") is the investment adviser to the Small Cap Fund. See "The Advisers" for more information.

The underlying Small Cap Value Opportunities Fund invests primarily (at least 80% of net assets under normal market conditions) in equity securities of small capitalization companies that TIM believes have the potential for growth and that appear to be trading below their perceived value. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the underlying Small Cap Value Opportunities Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market cap at the time of purchase that is within the range of capitalizations represented in the Russell 2000 Index.

The underlying Small Cap Value Opportunities Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes are undervalued by the market for various reasons. TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.

The Small Cap Equity Fund invests primarily (at least 80% of net assets) in equity securities of small capitalization companies that are believed to have the potential for long-term growth and that are attractively priced. Most of the companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business oversees. The Small Cap Equity Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. The Small Cap Equity Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes are undervalued by the market for various reasons. TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.

The underlying High Yield Fund invests primarily (at least 80% of net total assets under normal market conditions) in fixed income securities rated below investment grade ("high yield" securities, often referred to as junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interests on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the underlying High Yield Fund.

Turner believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. Turner intends to exploit these inefficiencies using its knowledge and experience in the high yield market. Turner seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The underlying High Yield Fund will invest primarily in securities rated B or BB by S&P and/or B or Ba by Moody's, and may invest in non-rated securities and securities rated in the lowest rating category established by S&P and Moody's. Securities in the lowest ratings categories may be in default. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the underlying High Yield Fund may engage in short sales against the box. See "Description of Permitted Investments and Risk Factors" for more information.

TURNER CORE FIXED INCOME FUND - Under normal market conditions, the Core Fixed Income Fund invests at least 80% of its assets in the following fixed income securities: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"); (ii) corporate bonds and debentures rated in one of the four highest rating categories; and (iii) mortgage-backed securities that are collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the two highest rating categories. The Fund will invest in such corporate bonds and debentures, CMOs or REMICs only if, at the time of purchase, the security either has the requisite rating from S&P or Moody's or is unrated but of comparable quality as determined by the Sub-Adviser. Governmental private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

The Fund may invest its remaining assets in the following securities: (i) money market instruments, (ii) asset-backed securities rated A or higher by S&P or Moody's; (iii) debt securities rated below investment grade, but not lower than B- by S&P or B3 by Moody's, or if unrated, determined by the Sub-Adviser to be of comparable quality at the time of purchase (up to 15% of the Fund's net assets, including downgraded securities); (iv) debt securities convertible into common stocks (up to 10% of the Fund's net assets); (v) U.S. dollar denominated fixed income securities issued by foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; and (vi) U.S. dollar denominated obligations of supranational entities traded in the United States. For additional information on corporate bond ratings, see the Appendix.

The relative proportions of the Fund's net assets invested in the different types of permissible investments will vary from time to time depending upon the Sub-Adviser's assessment of the relative market value of the sectors in which the Fund invests. In addition, the Fund may purchase securities that are trading at a discount from par when the Sub-Adviser believes there is a potential for capital appreciation. The Sub-Adviser does not seek to achieve the Fund's investment objective by forecasting changes in the interest rate environment.

In the event any security owned by the Fund is downgraded below the rating categories set forth above, the Sub-Adviser will review the situation and determine whether to retain or dispose of the security.

The Fund may enter into forward commitments or purchase securities on a when-issued basis, and may invest in variable or floating rate obligations.

The Fund expects to maintain a dollar-weighted average portfolio maturity of five to ten years.

TURNER TOTAL RETURN FIXED INCOME FUND - The Fund invests primarily (at least 80% of its assets) in fixed income securities. The Fund may invest in a variety of fixed income securities of varying maturity and credit quality, and may used derivative instruments such as swaps and futures contracts, to achieve its objective.

The Fund's investment adviser allocates the Fund's assets across three sectors of the fixed income securities markets: the U.S. investment grade, U.S. high yield (often referred to as "junk bonds" or "high yield/high risk securities") and international sectors. Turner will determine the amount of assets allocated to each such sector from time to time based on its evaluation of economic and market conditions as well as its assessment of the return potential for each sector, and will reallocate assets when appropriate. Turner expects that the Fund's allocation to the U.S. investment grade sectors will range between 50% to 90% of total assets, while its allocation to the U.S. high yield and international sectors is expected to range from 5% to 30%, and 5% to 20%, respectively.

U.S. INVESTMENT GRADE SECTOR: Turner will invest principally in securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, corporate bonds, notes, debentures and commercial paper. When investing the Fund's assets in this sector, Turner may acquire mortgage-backed securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, by certain government sponsored corporations, and by private non-governmental entities, as well as securities backed by receivables such as credit card loans, automobile loans, home equity loans and leases. All such securities will be rated in one of the four highest rating categories as published by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") or similarly rated by another recognized ratings organization or, if unrated, determined by Turner to be of comparable quality.

U.S. HIGH YIELD SECTOR: Turner will invest approximately 5% to 30% of the Fund's assets in high yield bonds issued by U.S. corporations, including bonds, notes (both convertible and non-convertible), units consisting of bonds with warrants or stock attached, and debentures (including convertible debentures), as well as zero coupon bonds and "pay in kind" securities. Turner will focus on issues that have a liberal and consistent yield and/or that tend to have reduced risk of market fluctuations. Securities purchased in this sector will generally be rated BB or lower by S&P, or Ba or lower by Moody's (or similarly rated by another recognized ratings organization).

INTERNATIONAL SECTOR: Turner will invest approximately 5% to 20% of the Fund's assets in debt securities of issuers organized or having the majority of their assets in or deriving a majority of their operating income in foreign countries, including obligations of foreign governments, foreign companies and supranational entities. Eligible securities may be from issuers located in developed or developing nations, and include ARDs, Brady Bonds, and EDRs and GDRs. International securities will generally be limited to those determined to be investment grade by one or more recognized rating organizations, or if unrated deemed by Turner to be of comparable quality. The Fund may hold foreign currencies, and may purchase or sell foreign currencies and/or engage in forward foreign currency transactions to facilitate settlement or minimize foreign currency value fluctuations.

TURNER HIGH YIELD FUND - The High Yield Fund invests primarily (at least 80% of its total assets) in fixed income securities rated below investment grade ("high yield" securities, often referred to as "junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interest on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the Fund. The Fund invests primarily in publicly traded securities, and to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market.

Turner believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. The Adviser intends to exploit these inefficiencies using its knowledge and experience in the high yield market. The Fund's adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The Fund will invest primarily in securities rated BB or lower by S&P and/or Ba or lower by Moody's, and may invest in non-rated securities and securities rated in the lowest rating category established by S&P and Moody's. Securities in the lowest ratings categories may be in default. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the Fund may engage in short sales against the box.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND -- Under normal market conditions, the Ultra Short Duration Fund invests at least 80% of its total assets in obligations either issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

The balance of the Ultra Short Duration Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by S&P (AAA, AA or A), Moody's (Aaa, Aa or A), or Fitch, Inc. ("Fitch") (AAA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by Turner to be of comparable quality. A further description of S&P's, Moody's and Fitch's ratings is included in the Appendix to the Statement of Additional Information.

The relative proportions of the Ultra Short Duration Fund's net assets invested in the different types of permissible investments will vary from time to time depending upon Turner's assessment of the relative market value of the sectors in which the Ultra Short Duration Fund invests. In addition, the Ultra Short Duration Fund may purchase securities that are trading at a discount from par when Turner believes there is a potential for capital appreciation.

The Ultra Short Duration Funds may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations.

TURNER SHORT DURATION FIXED INCOME FUND -- Under normal market conditions, the Short Duration Fund invests at least 80% of its total assets in obligations either issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

The balance of the Short Duration Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by S&P (AAA, AA or A), Moody's (Aaa, Aa or A), or Fitch, Inc. ("Fitch") (AAA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by Turner to be of comparable quality. A further description of S&P's, Moody's and Fitch's ratings is included in the Appendix to the Statement of Additional Information.

The relative proportions of the Short Duration Fund's net assets invested in the different types of permissible investments will vary from time to time depending upon Turner's assessment of the relative market value of the sectors in which the Short Duration Fund invests. In addition, the Short Duration Fund may purchase securities that are trading at a discount from par when Turner believes there is a potential for capital appreciation.

The Short Duration Fund may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% (10% for the Short Duration Funds) of its net assets in illiquid securities.

Each Fund, except the Disciplined Large Cap Growth, Midcap Growth, Core Fixed Income and Short Duration Funds, may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

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DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Funds may also invest in sponsored or unsponsored, EDRs or GDRs. EDRs also represent securities of foreign issuers and are designed for use in European markets. A GDR represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

The Core Fixed Income Fund and the Short Duration Funds will not invest in ADRs.

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

The Disciplined Large Cap Growth Fund, Midcap Growth Fund, Core Fixed Income Fund and the Short Duration Funds will not invest in convertible securities.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (e.g., TGRs, TRs, and CATs). See later in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.


The Core Fixed Income Fund and the Short Duration Funds will not invest in equity securities.

FIXED INCOME SECURITIES

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner, TIM or the Sub-Adviser will review the situation and take appropriate action.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when Turner, TIM or the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

The New Enterprise Fund, Core Fixed Income Fund and the Short Duration Funds will not invest in forward foreign currency contracts.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. As permitted under this exclusion, each Fund may use futures contracts for "bona fide hedging purposes" within the meaning of CFTC regulations; provided, however, that, with respect to positions in futures contracts which are not used for bona fide hedging purposes within the meaning of CFTC regulations, the aggregate initial margin required to establish such position will not exceed five percent of the liquidation value of each Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts into which the Fund has entered.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

The New Enterprise Fund, Core Fixed Income Fund and the Short Duration Funds will not invest in futures contracts and options on futures contracts.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Funds' capital appreciation potential. To the extent these investments are deemed illiquid, the Funds' investment in them will be consistent with their 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

The Core Fixed Income Fund and the Short Duration Funds will not invest in illiquid securities.

INITIAL PUBLIC OFFERINGS ("IPOS")

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner and TIM will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds Turner or TIM advise. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

The Core Fixed Income Fund, Total Return Fixed Income Fund, and the Short Duration Funds will not invest in IPOs.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

LEVERAGING

Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Funds' Custodian imposes a practical limit on the leverage these transactions create. Turner and TIM will not use leverage if, as a result, the effective duration of the portfolio of the Short Duration Fund would not be comparable or less than that of a three-year U.S. Treasury note.

LOAN PARTICIPATIONS

The Total Return Fixed Income and High Yield Funds may invest in loan participations. Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

LOWER RATED SECURITIES

The Funds, except for the Core Fixed Income Fund and the Short Duration Funds, may invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high-yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund's net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

PAYMENT EXPECTATIONS: High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund's rate of return.

TAXES: A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOS: CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

NON-DIVERSIFICATION

The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Concentrated Growth, New Enterprise, Financial Services, Healthcare & Biotechnology and Tax-Managed U.S. Equity Funds are non-diversified companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of each Fund may be invested in the obligations of a limited number of issuers. Although Turner, TIM or the Sub-Adviser generally do not intend to invest more than 5% of a Fund's assets in any single issuer (with the exception of securities that are issued or guaranteed by a national government), the value of the shares of each Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that each Fund be diversified (i.e., not invest more than 5% of its assets in the securities of any one issuer) as to 50% of its assets.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its Custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund's portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The New Enterprise Fund, Core Fixed Income Fund, Total Return Fixed Income Fund, and the Short Duration Funds will not purchase options.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategies. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. Please refer to the table under the section "Portfolio Transactions" for each Fund's portfolio turnover rate.

RECEIPTS

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.


The Core Fixed Income Fund, and the Short Duration Funds will not invest in
REITs.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner and TIM monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Funds' Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

REVERSE DOLLAR ROLL TRANSACTIONS

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's portfolio securities.

REVERSE REPURCHASE AGREEMENT AND DOLLAR ROLL TRANSACTIONS

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price. Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund's obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund's Custodian segregates from other Fund assets.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

The Ultra Short Duration Fund will not invest in Rule 144A securities.

SECURITIES LENDING

In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS

The Funds may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events that could adversely affect the economies of such countries or investments in such countries.

SHORT SALES

A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

The Core Fixed Income Fund, Total Return Fixed Income Fund and the Short Duration Funds will not utilize short sales as an investment technique.

SOVEREIGN DEBT

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

TELECOMMUNICATIONS SECURITIES

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase. As a result, dividend income, if any, is likely to be incidental.

The Core Fixed Income Fund and the Short Duration Funds will not invest in telecommunications securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (E.G., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (E.G., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interested and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This does not apply to the Disciplined Large Cap Growth, Large Cap Growth Opportunities Concentrated Growth, Financial Services, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds.

2. Purchase any securities which would cause 25% or more of the total assets of the fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Large Cap Growth Opportunities Fund, the Technology Fund, the Financial Services Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund. These Funds invest 25% or more of their total assets in securities of issuers conducting their principal business activities in the same industry. To that extent, these Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by industry. A description of the industries in which each fund concentrates its investments can be found in the "Investment Policies" section beginning on page S-5.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the fund to purchase securities or require the fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. With respect to the Large Cap Growth Opportunities Fund, concentrate its investments in the securities of issuers in the same industry. For purposes of fundamental investment policy number 7, the staff of the SEC considers a Fund to concentrate its investments in issuers in a particular industry if the Fund invests more than 25% of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the fund's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
(iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act except that, in the case of the Turner Small Cap Equity and Turner Small Cap Value Opportunities Funds, such funds may in connection with their onset of operations invest without regard to this limitation to the extent that they otherwise may rely on the provisions of
Section 12(d)(1)(F) of the Investment Company Act of 1940.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. With respect to the Large Cap Growth Opportunities Fund, purchase any securities which would cause 25% or more of the total assets of the fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

7. Enter into futures contracts and options on futures contracts except as permitted by guidelines in the Funds' statement of additional information.

In addition, each Fund, with the exception of the Total Return Fixed Income Fund and the High Yield Fund, will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISERS

Turner Investment Partners, Inc. ("Turner"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner.

Turner Investment Management LLC ("TIM"), 100 Pearl Street, 12th Floor, Hartford, CT 06103, serves as investment adviser for the Small Cap Equity and Small Cap Opportunities Funds. TIM is an SEC registered Adviser. Robert E. Turner is the Chairman of TIM. TIM is primarily owned by Turner, its controlling shareholder.

As of December 31, 2002, Turner had discretionary management authority with respect to approximately $8 billion of assets. Turner has provided investment advisory services to investment companies since 1992.

Turner and TIM serve as the investment advisers for their respective Funds under separate investment advisory agreements (the "Advisory Agreements"). Under the Advisory Agreements, Turner and TIM make the investment decisions for the assets of their Funds and continuously review, supervise and administer each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreements provide that Turner and TIM shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on their part in the performance of their duties or from reckless disregard of their obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to Turner or TIM but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, Turner or TIM will bear the amount of such excess. Turner and TIM will not be required to bear expenses of any Fund to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to Turner, or by Turner on 90 days' written notice to the Trust.

For the fiscal years ended September 30, 2000, 2001 and 2002 the Funds paid (waived) the following advisory fees and reimbursed the following expenses:


-------------------------- ----------------------------------------------- ------------------------------------------
                                         ADVISORY FEES PAID                          ADVISORY FEES WAIVED
                           ----------------------------------------------- ------------------------------------------
                               2000            2001            2002           2000          2001           2002
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Disciplined Large
Cap Growth Fund              ($20,904)       $251,180         $358,991       $27,165       $19,572             $0
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Large Cap Growth
Opportunities Fund           $187,953(1)      $82,266        ($349,613)      $44,302            $0       $354,289
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Midcap Growth Fund         $4,659,601      $6,756,929       $5,322,016            $0            $0             $0
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Small Cap Growth Fund      $4,457,001      $3,144,419       $2,199,745       $13,074       349,928        $85,832
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Micro Cap Growth Fund      $1,149,859      $1,446,614       $2,022,908      $101,915      $222,495        $64,075
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Large Cap Value Fund         ($30,146)(3)    ($96,053)(4)       $8,032       $93,066(3)   $134,226(4)     $30,717
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Core Value Fund              $367,838(3)     $305,381(4)      $345,170        $5,529(3)    $28,752(4)     $13,528
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Small Cap Value Fund         $204,041(3)     $731,212(4)    $4,045,838       $17,161(3)         $0             $0
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Small Cap Value
Opportunities Fund               *              *             ($17,194)          *            *            $4,560
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Small Cap Equity Fund            *              *             ($10,628)          *            *           $12,451
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Technology Fund              $903,091        $491,420         $146,416      $133,750      $188,859        $31,579
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Concentrated Growth Fund   $1,579,116      $1,096,330         $411,224      $134,581       $18,432             $0
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
New Enterprise Fund           ($7,892)       ($41,161)          $1,281       $28,412      $108,481        $46,554
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Financial Services Fund     ($126,662)      ($112,067)(5)      $34,332      $129,937      $115,931        $98,891
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Healthcare &
Biotechnology Fund               *           ($46,163)         $52,430           *         $50,345        $26,047
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Tax-Managed U.S.
Equity Fund                      *           ($44,613)         $28,067           *         $54,610       ($19,531)
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Strategic Value and
High Income Fund                 *              *                *               *            *              *
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Core Fixed Income Fund        $56,995(3)      $62,155(4)      $121,337       $90,186(3)    $86,291(4)     $45,294
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Total Return Fixed
Income Fund                  ($60,063)       ($79,729)        ($21,168)      $58,586      $143,447        $32,255
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
High Yield Fund(6)            $70,316        ($28,107)        ($28,879)     $132,433      $127,621        $67,217
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Ultra Short Duration Fund    ($51,337)       ($101,548)        $17,966      $114,705      $210,611       $554,009
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
Short Duration Fund          ($40,159)       ($53,473)         $7,966       $111,583      $195,790       $338,313
-------------------------- -------------- --------------- ---------------- ------------ ------------- ---------------
*     Not in operation during the period.


(1) From June 19, 2000 until August 17, 2002, the Fund operated as the Mercury Select Growth Fund, a portfolio of Mercury Funds, Inc. Fund Asset Management served as the Fund's investment adviser, and Turner served as the sub-adviser. For the period October 1, 1999 to June 16, 2000, and for the period June 19, 2000 to September 30, 2000, $170,043 (of which $44,302 was waived) and $62,212 were paid to Turner and Fund Asset Management, respectively, by the Fund.
(2) Of these amounts, $341,317 and $8,296 were reimbursed by Fund Asset Management and Turner, respectively.
(3) Information presented on advisory fees refers to the Fund's previous investment adviser, Clover Capital Management, Inc.
(4) Of these amounts, Clover Capital was paid (reimbursed) and waived the following amounts from September 30, 2000 to April 30, 2001:

                                    Paid/Reimbursed            Waived
                                    ---------------            ------
         Small Cap Value Fund       $200,440                   $0
         Core Value Fund            $172,365                   $16,302
         Large Cap Value Fund       ($57,319)                  $78,965
         Core Fixed Income Fund     $41,214                    $43,973
(5) Of this amount, the Fund's previous adviser, Penn Capital Management Company reimbursed $37,386 and waived $38,574 for the period between September 30, 2000 and January 15, 2001.
(6) Information presented on advisory fees refers to the Fund's previous investment adviser, Penn Capital Management Company, Inc.

As described in the prospectus, the Concentrated Growth, Technology, New Enterprise, Financial Services, and Healthcare & Biotechnology Funds are subject to base investment advisory fees that may be adjusted if a Fund outperforms or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of these Funds:


----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
                                                REQUIRED                             HIGHEST            LOWEST
                                                 EXCESS              BASE            POSSIBLE          POSSIBLE
         FUND               BENCHMARK         PERFORMANCE        ADVISORY FEE      ADVISORY FEE       ADVISORY FEE
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Concentrated
Growth Fund             S&P 500 Index           +/- 2.5%            1.10%             1.50%             0.70%
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Technology Fund         PSE Technology          +/- 2.0%            1.10%             1.50%             0.70%
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
New Enterprise Fund     Nasdaq Composite        +/- 2.5%            1.10%             1.50%             0.70%
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Financial Services Fund S&P 500                 +/- 3.0%            1.00%             1.25%             0.75%
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------
Healthcare &
Biotechnology Fund      S&P 500                  +/-3.0%            1.00%             1.25%             0.75%
----------------------- ------------------- ------------------ ---------------- ------------------ -----------------

The performance adjustment works as follows: If the Concentrated Growth Fund, for example, outperforms the S&P 500 Index by more than 2.5%, Turner's advisory fees will increase from 1.10% to 1.50%. If, however, the Fund underperforms its benchmark by 2.5%, Turner's advisory fees would go down to 0.70%. These performance-based fees will only be charged once a Fund has been in operation for at least one year, and will comply with all applicable SEC rules.

THE SUB-ADVISER

Clover Capital Management, Inc. ("Clover Capital"), 11 Tobey Village Office Park, Pittsford, New York 14534, serves as investment sub-adviser to the Turner Large Cap Value Fund, Turner Core Value Fund, Turner Small Cap Value Fund and Turner Core Fixed Income Fund. Clover Capital is a professional investment management firm founded in 1984 by Michael Edward Jones, CFA, and Geoffrey Harold Rosenberger, CFA, who are Managing Directors of Clover Capital and who control all of Clover Capital's outstanding voting stock. As of December 31, 2002, Clover Capital had discretionary management authority with respect to approximately $1.7 billion of assets. In addition to providing sub-advisory services to the Funds mentioned above, Clover Capital provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

Clover Capital manages a portion of each of the four Funds' assets, which allocation is determined by the Trustees upon the recommendation of Turner. Clover Capital makes the investment decisions for the assets of the Fund allocated to it, and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services, Clover Capital is entitled to receive a fee from Turner, which is calculated daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Small Cap Value Fund, 0.395% of the average daily net assets of the Core Value Fund, 0.37% of the average daily net assets of the Large Cap Value Fund and 0.225% of the average daily net assets of the Core Fixed Income Fund allocated to it. The Sub-Advisory Agreement for each Fund has similar termination positions as the Advisory Agreement.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory and Sub-Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from Turner, TIM and Clover Capital. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory and Sub-Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from Turner about (a) the quality of Turner's investment management and other services; (b) Turner's investment management personnel; (c) Turner's operations and financial condition; (d) Turner's brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the advisory and sub-advisory fees that Turner charges its Funds compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of Turner's profitability from its Fund-related operations; (h) Turner's compliance systems; (i) Turner's policies on and compliance procedures for personal securities transactions; (j) Turner's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the meeting, representatives from Turner presented additional oral and written information to the Trustees to help the Trustees evaluate Turner's advisory fees and other aspects of its Advisory Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that they received before the meeting and Turner's oral presentation and any other information that the Trustees received at the meeting, and deliberated on the approval of Turner's Advisory Agreement in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of Turner's Advisory Agreement are fair and reasonable; (b) concluded that Turner's fees are reasonable in light of the services that Turner provides to the Funds it advises; and (c) agreed to renew the Agreement for another year.

THE ADMINISTRATOR

The Trust and Turner Investment Partners, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Under the Administration Agreement, Turner may enter into agreements with service providers to provide administration services to the Trust. The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

After the initial two year period, the continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

The previous administrator, SEI Investments Global Funds Services ("SIGFS") is a Delaware business trust that has its principal business offices at Oaks, Pennsylvania 19456. SIGFS serves as the Trust's Sub-Administrator. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SIGFS. SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

For the fiscal years ended September 30, 2000, 2001 and 2002 the Funds paid the following administrative fees (net of waivers):

-------------------------------- -----------------------------------------------
                            ADMINISTRATIVE FEES PAID
                                 --------------- --------------- ---------------
                                       2000           2001           2002
-------------------------------- --------------- --------------- ---------------
Disciplined Large Cap
Growth Fund                           $7,583         $47,125         $87,554
-------------------------------- --------------- --------------- ---------------
Large Cap Growth
Opportunities Fund                   $76,184(1)     $(41,439)        $19,307(2)
-------------------------------- --------------- --------------- ---------------
Midcap Growth Fund                  $364,969        $527,019      $1,037,583
-------------------------------- --------------- --------------- ---------------
Small Cap Growth Fund               $268,171        $204,180        $335,002
-------------------------------- --------------- --------------- ---------------
Micro Cap Growth Fund                $85,037         $97,852        $305,019
-------------------------------- --------------- --------------- ---------------
Large Cap Value Fund                 $65,000         $65,000          $7,662
-------------------------------- --------------- --------------- ---------------
Core Value Fund                      $65,000         $65,000         $70,857
-------------------------------- --------------- --------------- ---------------
Small Cap Value Fund                 $65,000         $77,647        $693,450
-------------------------------- --------------- --------------- ---------------
Small Cap Equity Fund                    *               *            $2,116
-------------------------------- --------------- --------------- ---------------
Small Cap Value
Opportunities Fund                       *               *              $697
-------------------------------- --------------- --------------- ---------------
Technology Fund                      $60,007         $66,915         $37,302
-------------------------------- --------------- --------------- ---------------
Concentrated Growth Fund             $79,785         $77,008         $86,114
-------------------------------- --------------- --------------- ---------------
New Enterprise Fund                   $6,500         $47,125          $9,551
-------------------------------- --------------- --------------- ---------------
Financial Services Fund              $65,000         $65,000         $21,764
-------------------------------- --------------- --------------- ---------------
Healthcare & Biotechnology Fund          *           $17,062          $9,748
-------------------------------- --------------- --------------- ---------------
Tax Managed U.S. Equity Fund             *           $17,062          $9,289
-------------------------------- --------------- --------------- ---------------
Strategic Value and High                 *               *               *
-------------------------------- --------------- --------------- ---------------
Core Fixed Income Fund               $65,000         $65,000         $54,168
-------------------------------- --------------- --------------- ---------------
Total Return Fixed Income Fund       $55,250         $65,000          $9,436
-------------------------------- --------------- --------------- ---------------
High Yield Fund                       $65,000         $65,000        $57,837(3)
-------------------------------- --------------- --------------- ---------------
Ultra Short Duration Fund             $65,000         $70,960       $333,414
-------------------------------- --------------- --------------- ---------------
Short Duration Fund                   $65,000         $70,960       $202,107
-------------------------------- --------------- --------------- ---------------
*    Not in operation during the period.
(1) From June 19, 2000 until August 19, 2002, the Fund operated as the Mercury Select Growth Fund, a portfolio of Mercury Funds, Inc., whose administrator was Fund Asset Management. For the period October 1, 1999 to June 16, 2000, and for the period June 19, 2000 to September 30, 2000, $45,078 and $31,106 was paid to SIGFS and Fund Asset Management, respectively.
(2) Of this amount, $18, 379 was paid to Fund Asset Management (all of which was waived) and $928 was paid to Turner.
(3) Prior to May 1, 2002, SIGFS served as Administrator to the Fund. Of the amount shown, $38,279 and $19,558 was paid to SIGFS and Turner, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICES

Turner Investment Distributors, Inc. (the "Distributor"), and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to the Funds. Turner Investment Distributors, Inc.'s principal place of business is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. The Distributor is a registered broker-dealer, and a wholly owned subsidiary of Turner Investment Partners, Inc. Formerly, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments, served as distributor to the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The, Midcap Growth Fund, , Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Strategic Value and High Income Fund, Small Cap Value Fund, the Short Duration Funds, Small Cap Equity Fund and Small Cap Value Opportunities Fund have adopted a Distribution and Shareholder Service Plan for Shares (the "Class II Plan") under which firms, including the Distributor, that provide shareholder and distribution services may receive compensation therefore. Under the Class II Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties.

In addition, the Funds may enter into such arrangements directly. Under the Class II Plan, a plan under which the provisions providing for distribution services were adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or
(ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Class II Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Providers; (iv) responding to inquiries from shareholders concerning their investment in Shares; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or its service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.

For the fiscal year ended September 30, 2002, the Funds paid the following in Distribution and Shareholder Servicing fees:



------------------------------------------- --------------------------------------------------------------------------
                                                                              2002
------------------------------------------- ----------------------------------- --------------------------------------
                                                  DISTRIBUTION FEES PAID           SHAREHOLDER SERVICING FEES PAID
------------------------------------------- ----------------------------------- --------------------------------------
Large Cap Growth Opportunities Fund                         --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Midcap Growth Fund                                         $148                                 $148
------------------------------------------- ----------------------------------- --------------------------------------
Small Cap Growth Fund                                       --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Micro Cap Growth Fund                                       --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Large Cap Value Fund                                        --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Core Value Fund                                             --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Small Cap Value Fund                                        --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Small Cap Value Opportunities Fund                        $1,202                                 --
------------------------------------------- ----------------------------------- --------------------------------------
Small Cap Equity Fund                                     $3,642                                 --
------------------------------------------- ----------------------------------- --------------------------------------
Technology Fund                                             --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Concentrated Growth Fund                                    --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
New Enterprise Fund                                         --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Financial Services Fund                                     --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Healthcare & Biotechnology Fund                             --                                 $16,719
------------------------------------------- ----------------------------------- --------------------------------------
Tax Managed U.S. Equity Fund                                --                                 $15,866
------------------------------------------- ----------------------------------- --------------------------------------
Strategic Value and High Income Fund                        *                                     *
------------------------------------------- ----------------------------------- --------------------------------------
Core Fixed Income Fund                                      --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Total Return Fixed Income Fund                              --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
High Yield Fund                                             --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Ultra Short Duration Fund                                   --                                 $13,099
------------------------------------------- ----------------------------------- --------------------------------------
Short Duration Fund                                         --                                 $21,424
------------------------------------------- ----------------------------------- --------------------------------------
* Not in operation during this period.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is Turner Investment Partners, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

INTERESTED TRUSTEE:

ROBERT E. TURNER (DOB 11/26/56) - Trustee since 1996 - Chairman and Chief Investment Officer of Turner since 1990. Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.

NON-INTERESTED TRUSTEES:

ALFRED C. SALVATO (DOB 01/09/58) - Trustee since 1996 - Treasurer, Thomas Jefferson University Health Care Pension Fund (hospital pension fund) since 1995, and Assistant Treasurer, 1988-1995.

JANET F. SANSONE (DOB 08/11/45) - Trustee since 1997 - Self-employed. Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation (telecommunications company), (1993-1999).

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee since 1996 - Director, TDK Mediactive (software publisher) - Professor, Loyola Marymount University, since 1984.

EXECUTIVE OFFICERS

STEPHEN J. KNEELEY (DOB 02/09/63) -President and Chief Executive Officer since 1997 - TID Director, President and Co-Chief Executive Officer of Turner - Chief Operating Officer of Turner, 1990-2001.

JOHN H. GRADY, JR. (DOB 06/01/61) - Executive Vice President & Secretary since 2001 - General Counsel, Chief Legal Officer and Chief Operating Officer of Turner since February, 2001. TID President, Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (law firm) (October 1995-January 2001).

BRIAN M. FERKO (DOB 05/6/71) - Vice President & Assistant Secretary since 2000 - TID Vice President, Director of Mutual Fund Administration and Operations for the Turner Funds since 1997. Relationship Manager, SEI Investments (investment management company) (1995-1997).

TODD B. CIPPERMAN (DOB 02/14/66) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 1996 - Vice President and Assistant Secretary of SEI Investments (investment management company) since 1995. Previously, Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

PETER GOLDEN (DOB 6/27/64) - SEI Investments, Oaks PA, 19456 - Controller and Chief Financial Officer since 2001 - Director of Funds Accounting of SEI Investments (investment management company) since June 2001; Previously, Vice President of Fund Administration, J.P. Morgan Chase & Co. (investment bank), March 2000 to April 2001; Vice President, Fund and Pension Accounting, June 1997 to March 2000; Administration Officer/Mutual Fund Servicing Brown Brothers Harriman (private bank), May 1993 to June 1997.

LYDIA A. GAVALIS (DOB 06/05/64) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 1999 - Vice President and Assistant Secretary of SEI Investments (investment management company) since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (stock exchange), 1989-1998.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000 - Vice President and Assistant Secretary of SEI Investments (investment management company) since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (investment management company) (1998 - 2000). Associate at Pepper Hamilton LLP (law firm) (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm) (1994-1997).

TIMOTHY D. BARTO (DOB 3/28/68) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000 - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments (investment management company) since December 1999. Associate at Dechert Price & Rhoads (law firm) (1997-1999).
Associate at Richter, Miller & Finn (law firm) (1994-1997).

CHRISTINE M. MCCULLOUGH (DOB 12/2/60) - SEI Investments, Oaks PA, 19456 - Vice President and Assistant Secretary since 2000-Employed by SEI Investments (investment management company) since November 1, 1999. Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (law firm) (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (law firm) (1990-1991).

DIANE J. DRAKE (DOB 7/15/67) - Vice President and Assistant Secretary since 2001
- Deputy Counsel for Turner since October 2001. Previously, Associate, Stradley, Ronon, Stevens & Young, LLP (law firm) (June 1998 - October 2001). Staff Attorney, Rodney Square Management Corporation (investment management company) (November 1996 - June 1998).

BRIAN F. MCNALLY (DOB 2/4/58) - Vice President since September 2002. Deputy General Counsel for Turner since August 2002. Previously, Assistant General Counsel, Bank of America (banking and investment management) (September 1997 - August 2002).

ANTOINETTE C. ROBBINS (DOB 3/23/63) - Vice President since September 2002. Director of Compliance for Turner since March 2002. Previously, Senior Gift Planning Officer, American Civil Liberties Union (May 2001 - August 2002). Assistant Vice President and Counsel, Equitable Life Assurance Society of the United States (insurance company) (February 1996 - May 2002).

JOHN J. CANNING (DOB 11/15/70) - Vice President since September 2002. Assistant Director of Mutual Fund Administration and Operations, Sub-Advisory Institutional Service Product Manager for Turner since December 2000. Previously, Portfolio Implementation Analyst, SEI Investments (investment management company) (1998-2000).Transfer Agent Manager, Pilgrim Baxter and Associates (investment management company) (February 1998 - October 1998).

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

* AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the non-interested Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Salvato and Wholihan and Ms. Sansone currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary and met one time in the most recently completed fiscal year.

*    FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value
     Pricing Committee that is composed of at least one independent Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Salvato, Grady and Ferko serve as members of the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met ten times in the most recently completed fiscal year.

FUND SHARES OWNED BY TRUSTEES. The following table shows a dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Turner Funds as of the end of the most recently completed calendar year. Dollar ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Act.



-------------------------- -------------------------------------------------- ---------------------------
NAME                                                                          AGGREGATE DOLLAR
                                                                              RANGE OF SHARES
                           DOLLAR RANGE OF FUND SHARES (FUND)                 (ALL FUNDS)
-------------------------- -------------------------------------------------- ---------------------------
Robert Turner              over $100,000 (Ultra Short Duration Fund)          over $100,000
                           over $100,000 (Midcap Growth Fund)
                           over $100,000 (Small Cap Value Opportunities Fund)
                           over $100,000 (Technology Fund)
                           over $100,000 (Concentrated Growth Fund)
                           over $100,000 (Healthcare & Biotechnology Fund)
                           over $100,000 (Micro Cap Growth Fund)
                           $50,001-$100,000 (Small Cap Equity Fund)
-------------------------- -------------------------------------------------- ---------------------------
Alfred C. Salvato          $0                                                 $0
-------------------------- -------------------------------------------------- ---------------------------
Janet F. Sansone           $1-$10,000 (Micro Cap Growth Fund)                 $1-$10,000
-------------------------- -------------------------------------------------- ---------------------------
John T. Wholihan           $1-$10,000 (Small Cap Growth Fund)                 $1-$10,000
                           $1-$10,000 (Concentrated Growth Fund)
-------------------------- -------------------------------------------------- ---------------------------

OWNERSHIP IN SECURITIES OF TURNER AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the non-interested Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with an investment adviser or principal underwriter of the Fund.


-------------------------- ------------------ -------------- -------------- --------------------- --------------------
                                                                             VALUE OF             PERCENT OF
                           OWNER AND                                         SECURITIES ON        CLASS ON AN
                           RELATIONSHIP                       TITLE OF       AN AGGREGATE         AGGREGATE
TRUSTEE                    TO TRUSTEE          COMPANY        CLASS          BASIS                BASIS
-------------------------- ------------------ -------------- -------------- --------------------- --------------------
Alfred C. Salvato                             None
-------------------------- ------------------ -------------- -------------- --------------------- --------------------
Janet F. Sansone                              None
-------------------------- ------------------ -------------- -------------- --------------------- --------------------
John T. Wholihan                              None
-------------------------- ------------------ -------------- -------------- --------------------- --------------------

The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. The independent Trustees receive an annual retainer of $16,000 payable quarterly. In addition, independent Trustees receive $2,000 for each regular or special in person board meeting and $1,000 for any special board meeting held by telephone, $500 for each audit committe meeting and $250 per fair value telephone meeting (maximum of $1,000 payable in any 12 month period). Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2002, there were four regular meetings and three special meetings of the Board of Trustees. The then current Trustees received the following compensation from the Trust:


--------------------------- ---------------------- ------------------ -------------- --------------------------
                                                        PENSION OR                      TOTAL COMPENSATION
                                   AGGREGATE            RETIREMENT       ESTIMATED      FROM TRUST AND FUND
                               COMPENSATION FROM         BENEFITS          ANNUAL         COMPLEX PAID TO
                             TRUST FOR THE FISCAL    ACCRUED AS PART      BENEFITS    TRUSTEES FOR THE FISCAL
      NAME OF PERSON,             YEAR ENDED              OF FUND           UPON            YEAR ENDED
         POSITION             SEPEMBER 30, 2002          EXPENSES        RETIREMENT     SEPTEMBER 30, 2002
--------------------------- ---------------------- ------------------ -------------- --------------------------
                                                                                      $0 for service on two
Robert Turner (1)                    $0                   N/A              N/A               Boards
--------------------------- ---------------------- ------------------ -------------- --------------------------
                                                                                      $36,100 for service on
Alfred C. Salvato (2)              $28,000                N/A              N/A             two Boards
--------------------------- ---------------------- ------------------ -------------- --------------------------
                                                                                      $27,000 for service on
Janet F. Sansone (2)               $27,000                N/A              N/A             one Board
--------------------------- ---------------------- ------------------ -------------- --------------------------
                                                                                      $27,000 for service on
John T. Wholihan (2)               $27,000                N/A              N/A             one Board
--------------------------- ---------------------- ------------------ -------------- --------------------------

1 Mr. Robert Turner, is a Trustee who may be deemed to be an "interested person" of the Trust as the term is defined in the 1940 Act. Mr. Turner is interested by virtue of his controlling ownership interest in the Adviser. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of officers and interested persons of the Trust is paid by Turner.
2     Member of the Audit Committee.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)(6) - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended September 30, 2002 were as follows:

   ----------------------------------- ----------------------- -----------------
                  FUND                         CLASS                30-DAY YIELD
   ----------------------------------- ----------------------- -----------------
   Large Cap Growth Opportunities             Class I                  0.00%
   ----------------------------------- ----------------------- -----------------
   Midcap Growth Fund                         Class I                  0.00%
   ----------------------------------- ----------------------- -----------------
   Midcap Growth Fund                         Class II                 0.00%
   ----------------------------------- ----------------------- -----------------
   Small Cap Growth Fund                      Class I                  0.00%
   ----------------------------------- ----------------------- -----------------
   Micro Cap Growth Fund                      Class I                  0.00%
   ----------------------------------- ----------------------- -----------------
   Disciplined Large Cap Growth Fund          Class I                  0.53%
   ----------------------------------- ----------------------- -----------------
   Large Cap Value Fund                       Class I                  1.55%
   ----------------------------------- ----------------------- -----------------

   ----------------------------------- ----------------------- -----------------
                  FUND                         CLASS                30-DAY YIELD
   ----------------------------------- ----------------------- -----------------
   Core Value Fund                            Class I                  1.41%
   ----------------------------------- ----------------------- -----------------
   Small Cap Value Fund                       Class I                  0.84%
   ----------------------------------- ----------------------- -----------------
   Small Cap Value Opportunities Fund         Class II                 0.43%
   ----------------------------------- ----------------------- -----------------
   Small Cap Equity Fund                      Class II                 0.10%
   ----------------------------------- ----------------------- -----------------
   Concentrated Growth Fund                   Class I                  2.30%
   ----------------------------------- ----------------------- -----------------
   Technology Fund                            Class I                  3.47%
   ----------------------------------- ----------------------- -----------------
   New Enterprise Fund                        Class I                  0.00%
   ----------------------------------- ----------------------- -----------------
   Financial Services Fund                    Class I                  0.02%
   ----------------------------------- ----------------------- -----------------
   Healthcare & Biotechnology Fund            Class II                 0.00%
   ----------------------------------- ----------------------- -----------------
   Tax Managed U.S. Equity Fund               Class II                 0.00%
   ----------------------------------- ----------------------- -----------------
   Strategic Value and High
   Income Fund                                Class I                    *
   ----------------------------------- ----------------------- -----------------
   Strategic Value and High
   Income Fund                                Class II                   *
   ----------------------------------- ----------------------- -----------------
   Core Fixed Income Fund                     Class I                  4.01%
   ----------------------------------- ----------------------- -----------------
   Total Return Fixed Income Fund             Class I                  3.34%
   ----------------------------------- ----------------------- -----------------
   High Yield Fund                            Class I                  8.94%
   ----------------------------------- ----------------------- -----------------
   Ultra Short Duration Fund                  Class I                  2.12%
   ----------------------------------- ----------------------- -----------------
   Ultra Short Duration Fund                  Class II                 1.84%
   ----------------------------------- ----------------------- -----------------
   Short Duration Fund                        Class I                  2.85%
   ----------------------------------- ----------------------- -----------------
   Short Duration Fund                        Class II                 2.61%
   ----------------------------------- ----------------------- -----------------
*Not in operation during this period

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

Based on the foregoing, the average annual total return before taxes for the Funds from inception through September 30, 2002, and for the one and five year periods ended September 30, 2002, were as follows:



---------------------------- ---------- ------------------------------------------------------- ------------------
                                                     AVERAGE ANNUAL TOTAL RETURN
                                                           (BEFORE TAXES)
                                        ------------------------------------------------------- ------------------
                               CLASS        ONE YEAR          FIVE YEARS         TEN YEARS       SINCE INCEPTION
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Disciplined Large Cap
Growth Fund                  Class I         -25.53%              *                                  -36.72%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Large Cap Growth
Opportunities Fund           Class I         -26.86%            -3.49%                                 0.49%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Midcap Growth Fund           Class I         -20.80%             3.61%               *                 9.43%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Midcap Growth Fund           Class II        -21.19%              *                  *               -20.39%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Small Cap Growth Fund        Class I         -19.36%            -3.54%                                10.63%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Micro Cap Growth Fund        Class I          -0.12%              *                                   34.15%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Large Cap Value Fund         Class I         -19.66%              *                  *                -0.83%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Core Value Fund              Class I          -6.37%             2.10%             10.14%              9.95%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Small Cap Value Fund         Class I          -8.69%             4.95%               *                11.57%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Small Cap Value
Opportunities Fund           Class II           *                 *                                   -7.30%**
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Small Cap Equity Fund        Class II           *                 *                  *                -7.00%**
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Concentrated Growth Fund     Class I         -30.03%              *                                  -15.64%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Technology Fund              Class I         -37.91%              *                  *               -23.93%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
New Enterprise Fund          Class I         -31.00%              *                  *               -48.26%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Financial Services Fund      Class I         -10.98%             0.37%               *                 8.93%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Healthcare &
Biotechnology Fund           Class II        -11.66%              *                                   -0.95%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Tax Managed U.S.
Equity Fund                  Class II        -23.11%              *                                  -25.38%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Strategic Value and
High Income Fund             Class I            *                 *                                     *
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Strategic Value and
High Income Fund             Class II           *                 *                                     *
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Core Fixed Income Fund       Class I           8.85%             7.40%                                 7.67%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Total Return Fixed
Income Fund                  Class I           6.95%              *                                    8.05%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
High Yield Fund              Class I          -8.05%              *                  *                -7.15%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Ultra Short Duration Fund    Class I           2.95%             5.58%                                 5.86%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------


---------------------------- ---------- ------------------------------------------------------- ------------------
                                                     AVERAGE ANNUAL TOTAL RETURN
                                                           (BEFORE TAXES)
                                        ------------------------------------------------------- ------------------
                               CLASS        ONE YEAR          FIVE YEARS         TEN YEARS       SINCE INCEPTION
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Ultra Short Duration Fund    Class II          2.69%              *                                   5.18%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Short Duration Fund          Class I           4.69%             6.17%               *                6.25%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
Short Duration Fund          Class II          4.53%              *                  *                7.38%
---------------------------- ---------- ------------------ ----------------- ------------------ ------------------
         *   Not in operation during the period.
         ** These returns have not been annualized.

Based on the foregoing, the average annual total return after taxes on distributions for the Funds from inception through September 30, 2002, and for the one and five year periods ended September 30, 2002, were as follows:

---------------------------- ----------- ------------------------------------------------------ -------------------
                                                      AVERAGE ANNUAL TOTAL RETURN
                                                      AFTER TAXES ON DISTRIBUTIONS
                                         ------------------------------------------------------ -------------------
                               CLASS        ONE YEAR         FIVE YEARS          TEN YEARS       SINCE INCEPTION
---------------------------- ----------- ---------------- ------------------ ------------------ -------------------
Disciplined Large Cap
Growth Fund                  Class I        -25.53%                *                                 -36.72%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Large Cap Growth
Opportunities Fund           Class I        -26.86%             -6.57%                                -2.35%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Midcap Growth Fund           Class I        -20.80%              1.97%                *                7.90%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Midcap Growth Fund           Class II       -21.19%                *                  *              -20.39%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Small Cap Growth Fund        Class I        -19.36%             -6.78%                                 8.09%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Micro Cap Growth Fund        Class I         -0.12%                *                                  32.18%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Large Cap Value Fund         Class I        -19.99%                *                  *               -2.15%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Core Value Fund              Class I         -9.97%             -0.55%              7.73%              7.66%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Small Cap Value Fund         Class I         -8.78%              3.47%                *               10.28%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Large Cap Growth
Opportunities Fund           Class II          *                   *                  *                  *
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Small Cap Equity Fund        Class II          *                   *                  *               -7.00%**
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Concentrated Growth Fund     Class I        -30.03%                *                                 -19.01%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Technology Fund              Class I        -37.91%                *                  *              -26.55%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
New Enterprise Fund          Class I        -31.00%                *                  *              -48.26%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Financial Services Fund      Class I        -16.89%             -1.85%                                 6.99%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Healthcare &
Biotechnology Fund           Class II       -11.73%                *                                  -1.00%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Tax Managed U.S.
Equity Fund                  Class II       -23.11%                *                                 -25.38%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------


---------------------------- ----------- ------------------------------------------------------ -------------------
                                                      AVERAGE ANNUAL TOTAL RETURN
                                                      AFTER TAXES ON DISTRIBUTIONS
                                         ------------------------------------------------------ -------------------
                               CLASS        ONE YEAR         FIVE YEARS          TEN YEARS       SINCE INCEPTION
---------------------------- ----------- ---------------- ------------------ ------------------ -------------------
Strategic Value and
High Income Fund             Class I           *                   *                                     *
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Strategic Value and
High Income Fund             Class II          *                   *                                     *
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Core Fixed Income Fund       Class I          6.72%              5.02%                                 4.67%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Total Return Fixed
Income Fune                  Class I          2.94%                *                                   5.08%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
High Yield Fund              Class I        -12.42%                *                  *              -10.80%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Ultra Short Duration Fund    Class I          1.83%              3.47%                                 3.62%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Ultra Short Duration Fund    Class II         1.68%                *                                   3.28%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Short Duration Fund          Class I          3.16%              3.86%                *                3.86%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
Short Duration Fund          Class II         3.11%                *                  *                4.73%
---------------------------- ---------- ----------------- ------------------ ------------------ -------------------
         *   Not in operation during the period.
         ** These returns have not been annualized.

Based on the foregoing, the average annual total return after taxes on distributions and redemption for the Funds from inception through September 30, 2002, and for the one and five year periods ended September 30, 2002, were as follows:

---------------------------- ----------- ------------------------------------------------------ ------------------
                                                      AVERAGE ANNUAL TOTAL RETURN
                                               AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
                                         ------------------------------------------------------ ------------------
                               CLASS        ONE YEAR         FIVE YEARS          TEN YEARS       SINCE INCEPTION
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Disciplined Large Cap
Growth Fund                  Class I        -15.68%              *                                  -27.38%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Large Cap Growth
Opportunities Fund           Class I        -16.49%           -3.09%                                  0.07%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Midcap Growth Fund           Class I        -12.77%            2.62%                *                 7.51%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Midcap Growth Fund           Class II       -13.01%              *                  *               -16.31%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Small Cap Growth Fund        Class I        -11.89%           -2.92%                                  8.73%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Micro Cap Growth Fund        Class I         -0.08%              *                                   28.47%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Large Cap Value Fund         Class I        -12.03%              *                  *                -1.01%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Core Value Fund              Class I         -0.95%            1.35%               7.88%              7.75%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Small Cap Value Fund         Class I         -5.32%            3.56%                *                 9.28%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Small Cap Value
Opportunities Fund           Class II           *                *                                   -4.48%**
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Small Cap Equity Fund        Class II           *                *                  *                -4.30%**
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------


---------------------------- ----------- ------------------------------------------------------ ------------------
                                                      AVERAGE ANNUAL TOTAL RETURN
                                               AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
                                         ------------------------------------------------------ ------------------
                               CLASS        ONE YEAR         FIVE YEARS          TEN YEARS       SINCE INCEPTION
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Technology Fund              Class I        -23.28%              *                  *               -16.08%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Concentrated Growth Fund     Class I        -18.44%              *                                  -11.16%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
New Enterprise Fund          Class I        -19.04%              *                  *               -34.83%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Financial Services Fund      Class I         -0.34%            0.37%                                  7.48%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Healthcare &
Biotechnology Fund           Class II        -7.15%              *                                   -0.78%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Tax Managed U.S.
Equity Fund                  Class II       -14.19%              *                                  -19.94%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Strategic Value and
High Income Fund             Class I            *                *                                     *
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Strategic Value and
High Income Fund             Class II           *                *                                     *
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Core Fixed Income Fund       Class I          5.36%            4.76%                                  4.56%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Total Return Fixed
Income Fune                  Class I          4.13%              *                                    4.95%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
High Yield Fund              Class I         -4.79%              *                  *                -6.86%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Ultra Short Duration Fund    Class II         1.64%              *                                    3.19%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Short Duration Fund          Class I          2.84%            3.79%                *                 3.81%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
Short Duration Fund          Class II         2.75%              *                  *                 4.57%
---------------------------- ----------- ---------------- ------------------ ------------------ ------------------
         *   Not in operation during the period.
         ** These returns have not been annualized.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the days on which each Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds' net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customer holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, TIM, Clover Capital, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Funds of the Trust participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust's annual report contains additional performance information and will be made available to investors upon request and without charge.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued under the direction of the Administrator and under the general supervision of the Trustees. The Administrator or its delegates may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices. If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Fund's Fair Value Committee will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees. The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectuses. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when Turner might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

For corporate investors in a Fund, dividend distributions the Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The Funds' transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Funds.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS

Turner, TIM and Clover Capital are authorized to select brokers and dealers to effect securities transactions for the Funds. Each will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Turner, TIM and Clover Capital generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Turner, TIM and Clover Capital seek to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

Turner, TIM and Clover Capital may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to Turner, TIM and Clover Capital. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Turner, TIM and Clover Capital will be in addition to and not in lieu of the services required to be performed by Turner, TIM or Clover Capital under the Advisory Agreements or Sub-Advisory Agreement. If, in the judgment of Turner, TIM or Clover Capital, a Fund or other accounts managed by Turner, TIM or Clover Capital will be benefited by supplemental research services, Turner, TIM and Clover Capital are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Turner, TIM and Clover Capital will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner, TIM or Clover Capital will find all of such services of value in advising that Fund.

The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares made through broker-dealers. However, Turner and TIM may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

For the fiscal years ended September 30, 2000, 2001 and 2002 the Funds' portfolio turnover rates were as follows:


--------------------------------- ----------------------------------------------------------------------------------
                                                               PORTFOLIO TURNOVER RATE
                                  ----------------------------------------------------------------------------------
                                             2000                       2001                        2002
--------------------------------- --------------------------- -------------------------- ---------------------------
Disciplined Large Cap
Growth Fund                                128.14%                     376.49%                    272.99%
--------------------------------- --------------------------- -------------------------- ---------------------------
Large Cap Growth
Opportunities Fund                         131.19%                     400.04%                    391.98%
--------------------------------- --------------------------- -------------------------- ---------------------------
Midcap Growth Fund -
Class I Shares                             306.97%                     335.57%                    259.62%
--------------------------------- --------------------------- -------------------------- ---------------------------


--------------------------------- ----------------------------------------------------------------------------------
                                                               PORTFOLIO TURNOVER RATE
                                  ----------------------------------------------------------------------------------
                                             2000                       2001                        2002
--------------------------------- --------------------------- -------------------------- ---------------------------
Midcap Growth Fund - Class II                 *                        335.57%                    259.62%
--------------------------------- --------------------------- -------------------------- ---------------------------
Small Cap Growth Fund                      203.01%                     176.11%                    188.34%
--------------------------------- --------------------------- -------------------------- ---------------------------
Micro Cap Growth Fund                      179.08%                     121.96%                     88.89%
--------------------------------- --------------------------- -------------------------- ---------------------------
Large Cap Value Fund                       153.58%                     121.20%                     70.30%
--------------------------------- --------------------------- -------------------------- ---------------------------
Core Value Fund                             90.15%                     128.18%                    103.36%
--------------------------------- --------------------------- -------------------------- ---------------------------
Small Cap Value Fund                        85.80%                     120.40%                     37.60%
--------------------------------- --------------------------- -------------------------- ---------------------------
Technology Fund                           1340.92%                     727.24%                    734.40%
--------------------------------- --------------------------- -------------------------- ---------------------------
Concentrated Growth Fund                  1590.94%                    1117.77%                  1,182.61%
--------------------------------- --------------------------- -------------------------- ---------------------------
Small Cap Value
Opportunities Fund                            *                           *                       141.81%
--------------------------------- --------------------------- -------------------------- ---------------------------
Small Cap Equity Fund                         *                           *                        86.94%
--------------------------------- --------------------------- -------------------------- ---------------------------
New Enterprise Fund                         83.02%                     758.98%                    754.09%
--------------------------------- --------------------------- -------------------------- ---------------------------
Financial Services Fund                     49.67%                     327.92%                    170.97%
--------------------------------- --------------------------- -------------------------- ---------------------------
Healthcare & Biotechnology Fund               *                         95.24%                    202.30%
--------------------------------- --------------------------- -------------------------- ---------------------------
Tax-Managed U.S. Equity Fund                  *                         91.38%                    313.38%
--------------------------------- --------------------------- -------------------------- ---------------------------
Strategic Value and
High Income Fune                              *                           *                          *
--------------------------------- --------------------------- -------------------------- ---------------------------
Core Fixed Income Fund                      42.40%                      34.05%                     49.30%
--------------------------------- --------------------------- -------------------------- ---------------------------
Total Return Fixed Income Fund             140.02%                     203.83%                    291.12%
--------------------------------- --------------------------- -------------------------- ---------------------------
High Yield Fund                             76.00%                      85.80%                     171.13%
--------------------------------- --------------------------- -------------------------- ---------------------------
Ultra Short Duration Fund -
Class I Shares                             140.55%                     118.53%                     71.47%
--------------------------------- --------------------------- -------------------------- ---------------------------
Ultra Short Duration Fund -
Class II Shares                            140.55%                     118.53%                     71.47%
--------------------------------- --------------------------- -------------------------- ---------------------------
Short Duration Fund -
Class I Shares                             136.01%                     103.92%                    177.71%
--------------------------------- --------------------------- -------------------------- ---------------------------
Short Duration Fund -
Class II Shares                            136.01%                     103.92%                    177.71%
--------------------------------- --------------------------- -------------------------- ---------------------------
* Not in operation during the period.

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 2000, 2001 and 2002 were as follows:


---------------------------------- ----------------------------------------------------------
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                   ----------------------------------------------------------
                                         2000               2001                2002
---------------------------------- ------------------ ------------------ --------------------
Disciplined Large Cap Growth Fund        $7,191           $286,323            $403,036
---------------------------------- ------------------ ------------------ --------------------
Large Cap Growth
Opportunities Fund                      $67,793**          $92,704**           $67,469**
---------------------------------- ------------------ ------------------ --------------------
Midcap Growth Fund                   $1,619,820         $4,362,187          $4,358,773
---------------------------------- ------------------ ------------------ --------------------
Small Cap Growth Fund                  $758,336         $1,037,063          $1,613,092
---------------------------------- ------------------ ------------------ --------------------
Micro Cap Growth Fund                  $251,590           $309,680            $694,744
---------------------------------- ------------------ ------------------ --------------------
Large Cap Value Fund                    $16,901            $21,197             $12,246
---------------------------------- ------------------ ------------------ --------------------
Core Value Fund                        $229,597           $273,262            $271,996
---------------------------------- ------------------ ------------------ --------------------
Small Cap Value Fund                   $145,225           $864,446          $2,401,204
---------------------------------- ------------------ ------------------ --------------------
Small Cap Value Opportunities              *                  *                 $8,101
---------------------------------- ------------------ ------------------ --------------------
Small Cap Equity Fund                      *                  *                $34,598
---------------------------------- ------------------ ------------------ --------------------
Concentrated Growth Fund             $2,157,028         $1,509,787          $1,659,988
---------------------------------- ------------------ ------------------ --------------------
Technology Fund                        $463,984           $355,739            $542,912
---------------------------------- ------------------ ------------------ --------------------
New Enterprise Fund                      $3,870            $28,865            $144,701
---------------------------------- ------------------ ------------------ --------------------
Financial Services Fund                    $719             $2,441             $57,438
---------------------------------- ------------------ ------------------ --------------------
Healthcare & Biotechnology Fund            *                $2,245             $38,747
---------------------------------- ------------------ ------------------ --------------------
Tax-Managed U.S. Equity Fund               *                  *                $55,817
---------------------------------- ------------------ ------------------ --------------------
Strategic Value and
High Income Fund                           *                  *                   *
---------------------------------- ------------------ ------------------ --------------------
Core Fixed Income Fund                     $600                 $0                $--
---------------------------------- ------------------ ------------------ --------------------
Total Return Fixed Income Fund               $0                 $0                $--
---------------------------------- ------------------ ------------------ --------------------
High Yield Fund                         $14,626            $10,387              $1,480
---------------------------------- ------------------ ------------------ --------------------
Ultra Short Duration Fund                    $0                 $0                $--
---------------------------------- ------------------ ------------------ --------------------
Short Duration Fund                          $0                 $0                $--
---------------------------------- ------------------ ------------------ --------------------
*Not in operation during the period.
**For the period June 19, 2000 to September 30, 2000 and the fiscal year October
1, 2000 to September 30, 2001, the brokerage commissions were paid by Mercury
Select Growth Fund, a portfolio of Mercury Funds, Inc.

The total amount of securities of Broker/Dealers held by each Fund for the fiscal year ended September 30, 2002 were as follows:



--------------------------------- ----------------------------- ----------------------- ----------------------------
                                                                   TOTAL AMOUNT OF
                                                                 SECURITIES HELD BY
              FUND                   NAME OF BROKER/DEALER              FUND                TYPE OF SECURITY
--------------------------------- ----------------------------- ----------------------- ----------------------------
Large Cap Growth
Opportunities Fund                      JP Morgan Chase                $55,227                     Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                        Lehman Brothers                $63,765                    Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
Midcap Growth Fund                 Morgan Stanley Dean Witter          $174,121                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------


--------------------------------- ----------------------------- ----------------------- ----------------------------
                                                                   TOTAL AMOUNT OF
                                                                 SECURITIES HELD BY
              FUND                   NAME OF BROKER/DEALER              FUND                TYPE OF SECURITY
--------------------------------- ----------------------------- ----------------------- ----------------------------
Small Cap Growth Fund              Morgan Stanley Dean Witter          $210,526                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Micro Cap Growth Fund                ABN Amro Holdings H.V          $28,891,723                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Disciplined Large Cap
Growth Fund                        Morgan Stanley Dean Witter          $552,939                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                        Lehman Brothers                $783,329                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
Large Cap Value Fund               Morgan Stanley Dean Witter          $115,942                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                   Morgan Stanley Dean Witter           $81,073                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                          Bear Stearns                  $73,320                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                         Merrill Lynch                  $65,900                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
Core Value Fund                         JP Morgan Chase              $4,958,272                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Small Cap Value Fund                    JP Morgan Chase              $5,667,400                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Small Cap Value
Opportunities Fund                 Morgan Stanley Dean Witter            $7,225                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Small Cap Equity Fund              Morgan Stanley Dean Witter          $730,645                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Technology Fund                               none                       none                      none
--------------------------------- ----------------------------- ----------------------- ----------------------------
Concentrated Growth Fund           Morgan Stanley Dean Witter          $349,966                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
New Enterprise Fund                           none                       none                      none
--------------------------------- ----------------------------- ----------------------- ----------------------------
Financial Services Fund                   Bear Sterns                  $581,484                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                   Morgan Stanley Dean Witter          $334,130                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                        Lehman Brothers                $231,516                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
Healthcare & Biotechnology              JP Morgan Chase              $1,241,658                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Tax Managed U.S. Equity Fund       Morgan Stanley Dean Witter              $709                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                          Bear Sterns                   $33,840                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                        Lehman Brothers                 $31,883                   Equity
--------------------------------- ----------------------------- ----------------------- ----------------------------
Core Fixed Income Fund                  JP Morgan Chase              $2,659,686                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Total Return Fixed Income Fund       ABN Amro Holdings H.V.            $463,163                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
High Yield Fund                    Morgan Stanley Dean Witter          $877,771                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Ultra Short Duration
Fixed Income Portfolio                  JP Morgan Chase             $58,994,696                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                     ABN Amro Holdings H.V.         $57,614,400                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
Short Duration Fixed
Income Portfolio                     ABN Amro Holdings H.V.         $25,857,680                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                   Morgan Stanley Dean Witter        $4,723,845                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------
                                        Lehman Brothers              $2,482,594                    Debt
--------------------------------- ----------------------------- ----------------------- ----------------------------

                                      S-65

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Upon liquidation, shares are entitled to a PRO RATA share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class II Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 10, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of each Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.



--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Large Cap Growth           Charles Schwab & Co. Inc.                           179,722.9060      66.31%
Opportunities Fund                Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Merrill Lynch Pierce Fenner & Smith                  36,234.0450      13.37%
                                  Inc. for the Sole Benefit of its
                                  Customers Attn: Service Team
--------------------------------- ------------------------------------------- --------------------- ----------------


--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  4800 Deer Lake Dr. E. Fl. 3
                                  Jacksonville, FL 32246-6486
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Midcap Growth Fund -       Charles Schwab & Co. Inc.                        15,799,873.6520      45.50%
Class I Shares                    Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for              6,847,342.0940      19.72%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Midcap Growth Fund -       National Financial Services Corp for                  2,858.0950      33.66%
Class II Shares                   the Exclusive Benefit of our
                                  Customers
                                  82 Devonshire St.
                                  Boston, MA 02109-3605
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Wexford Clearing Services Corp FBO                    1,433.2870      16.88%
                                  Ronald W. Whittaker
                                  5525 Timothy LN
                                  Bath, MI 48808-9790
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Investor Services FBO                        1,235.3300      14.55%
                                  097-50000-19
                                  55 Water Street, 32nd Floor
                                  New York, NY 10041-0028
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Salvatore V. Mistretta & Rosie                          484.0270       5.70%
                                  Mistretta JTWROS
                                  Subject to DST TOD Rules
                                  24 Wilshire Road
                                  Kenmore, NY 14217-2116
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Small Cap Growth Fund      Charles Schwab & Co. Inc.                         5,579,403.1600      50.95%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                820,846.5130       7.50%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Southern California Edison Stock                    582.770.8800       5.32%
                                  Savings Plan by State Street Bank
                                  401(K) Plan
                                  P.O. Box 1992
                                  Boston, MA 02105-1992
--------------------------------- ------------------------------------------- --------------------- ----------------


--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Micro Cap Growth Fund      Charles Schwab & Co. Inc.                         3,455,139.2660      62.98%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                684,640.1170      12.48%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Disciplined Large Cap      Connecticut General Life Insurance Co.           10,206,576.3610      61.38%
Growth Fund                       Attn Hector Flores H18D
                                  280 Trumbull St.
                                  Hartford, CT 06103-3509
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  PFPC Brokerage Services                           3,855,315.7350      23.19%
                                  FBO Neuberger Berman
                                  760 Moore Rd.
                                  King of Prussia, PA 19406-1212
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  H.E.R.E. Local #54 Pension Plan                   1,026,148.9220       6.17%
                                  408 Layfette Bldg. Fifth & Chestnut
                                  c/o William J. Kirkwood
                                  Philadelphia, PA 19106
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Small Cap Value Fund       Charles Schwab & Co. Inc.                         7,970,371.3600      29.74%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Saxon and Co.                                     5,331,783.4420      19.89%
                                  FBO 40-40-090-9999464
                                  Omnibus
                                  P.O. Box 7780-1888
                                  Philadelphia, PA 19182-0001
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for              2,952,297.9070      11.01%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  PFPC Brokerage Services                           1,913,761.3640       7.14%
                                  760 Moore Rd.
                                  King of Prussia, PA 19406-1212
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Core Value Fund            National Financial Services Corp for                382,149.6810      10.81%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------


--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Charles Schwab & Co. Inc.                           240,797.4990       6.81%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Large Cap Value Fund       SEI Trust Company Customer                           73,068.0900      14.61%
                                  IRA R/O Frank M. Stotz
                                  707 Nendon Rd.
                                  Pittsford, NY 14534-9784
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  SEI Trust Company Customer                           48,075.7870       9.61%
                                  IRA R/O Bette S. Breen
                                  31 Lomardy Circle
                                  Rochester, NY 14612-2880
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Clover Capital Management Inc.                       39,483.9560       7.89%
                                  Employee 401 (k) Savings & Deferred
                                  Profit Sharing Plan
                                  11 Tobey Village Office park
                                  Pittsford, NY 14534-1727
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                 37,486.9200       7.49%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Thelma Schreiber                                     30,852.6530       6.17%
                                  c/o E. Barry Kaplan
                                  Davie Kaplan Chapman & Braverman
                                  1000 First Federal Plaza
                                  Rochester, NY 14614-1916
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Small Cap Value            National Financial Services Corp for                 17,723.5680      15.11%
Opportunities Fund                the Exclusive Benefit of Our
                                  Customers
                                  Attn: Mutual Funds 5th Floor
                                  200 Liberty St. 1 World Financial
                                  Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Charles Schwab & Co. Inc.                            12,662.1390      10.80%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Robert E. Turner & Carolyn W.                        10,005.3170       8.53%
                                  Turner JTTEN
                                  9 Horseshoe Lane
                                  Paoli, PA 19301-1909
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Stephen Kneeley & Kathryn A.                          9,740.7220       8.31%
                                  Kneeley JTWROS
                                  1467 Treeling Dr.
                                  Malvern, PA 19355-9708
--------------------------------- ------------------------------------------- --------------------- ----------------



--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Thomas Joseph DiBella & Lucille                       6,897.0480       5.38%
                                  Marie DiBella JTWROS
                                  1 Jeff Lane
                                  Canton, CT 06109-2617
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Small Cap Equity Fund      FTC & Co.                                           494,975.1470      57.55%
                                  Attn: Datalynx - House Account
                                  P.O. Box 173736
                                  Denver, CO 80217-3736
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                169,459.6890      19.70%
                                  the Exclusive Benefit of Our
                                  Customers
                                  Attn: Mutual Funds 5th Floor
                                  200 Liberty St. 1 World Financial
                                  Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Concentrated Growth Fund   Charles Schwab & Co. Inc.                         1,172,311.1000      16.62%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Fijoc Inc. Agent for Certain Employee             1,030,843.5580      14.61%
                                  Benefit Plans
                                  100 Magellan Way #KW1C
                                  Covington, KY 41015-1987
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  First Union National Bank                           904,765.6430      12.82%
                                  FBO IBEW98 PE Tip Fund
                                  A/C #1541000707
                                  1525 West WT Harris Blvd CMG -
                                  1151
                                  Charlotte, MC 28262-8522
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Security Trust Company Customer                     642,540.2420       9.11%
                                  FBO Sheet Metal Workers
                                  Annuity Fund of Local Union #19
                                  2390 E. Camelback Rd. Ste. 240
                                  Phoenix, AZ 85016-3434
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                503,471.3160       7.14%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Technology Fund            Charles Schwab & Co. Inc.                         1,573,719.6630      42.94%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------


--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                615,237.1200      16.79%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner New                        Charles Schwab & Co. Inc.                           673,871.3800      46.06%
Enterprise Fund                   Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                101,577.2550       6.94%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Financial Services Fund    Charles Schwab & Co. Inc.                           352,953.2390      30.45%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  SEI Trust Company Customer                           68,742.1130       5.93%
                                  IRA A/C Donna M. Giordano
                                  1109 Vail Valley Dr.
                                  Vail, CO 81657-5141
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Healthcare &               Charles Schwab & Co. Inc.                           682,034.9260      65.18%
Biotechnology Fund                Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                160,497.1530      15.34%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Tax Managed U.S. Equity    Charles Schwab & Co. Inc.                           785,441.0330      98.36%
Fund                              Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner High Yield Fund            First Union National Bank                         1,076,480.1360      54.22%
                                  Cash/Reinvest
                                  A.C 9888888863
                                  CMG - 2 - 1151
                                  1525 W. WT Harris Blvd NC1151
                                  Charlotte, NC 28262-8522
--------------------------------- ------------------------------------------- --------------------- ----------------


--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Saxon & Co. TTEE                                    189,956.5970       9.57%
                                  FBO 20101021040948
                                  P.O. Box 7780-1888
                                  Philadelphia, PA 19182-0001
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Independence Trust Company                          174,958.8140       8.81%
                                  Attn Operations
                                  P.O. Box 682183
                                  Franklin, TN 37068-2188
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  SEI Trust Company Customer                          132,485.9710       6.67%
                                  IRA A.C Frank J. DiPrima
                                  5840 Bent Pine Dr.
                                  Vero Beach, FL 32967-7589
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Core Fixed Income Fund     Charles Schwab & Co. Inc.                         1,639,057.7060      39.42%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  National Financial Services Corp for                435,151.9640      10.47%
                                  the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Reho & Co.                                          318,803.3940       7.67%
                                  c/o M&T Trust Co
                                  P.O. Box 1377
                                  Buffalo, NY 14240-1377
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Ultra Short Duration       Charles Schwab & Co.                             43,199,554.2390      77.02%
Fixed Income Fund - Class I       Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Ultra Short Duration       National Financial Services Corp for                646,928.3880      61.71%
Fixed Income Fund - Class II      the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Merrill Lynch Pierce Fenner & Smith Inc.            146,891.7750      14.01%
                                  For the Sole Benefit of Its
                                  Customers Attn: Service Team
                                  4800 Deer Lake Dr. E. Fl 3
                                  Jacksonville, FL 32246-6486
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Short Duration Fixed       Charles Schwab & Co.                             23,434,160.1790      81.46%
Income Fund - Class I             Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------



--------------------------------- ------------------------------------------- --------------------- ----------------
                                                                                                      PERCENTAGE
                                                NAME AND ADDRESS                     NUMBER OF         OF FUND'S
            FUND                              OF BENEFICIAL OWNER                     SHARES            SHARES
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Security Trust Company Customer                   2,386,726.3650       8.30%
                                  Sheet Metal Workers Annuity Local#
                                  19
                                  2390 E. Camelback Rd. Ste. 240
                                  Phoenix, AZ 85016-3434
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Short Duration Fixed       National Financial Services Corp for                746,259.4070      84.38%
Income Fund - Class II            the Exclusive Benefit of Our
                                  Customers
                                  200 Liberty St.
                                  One World Financial Center
                                  New York, NY 10281-1003
--------------------------------- ------------------------------------------- --------------------- ----------------
                                  Charles Schwab & Co. Inc.                            53,812.5860       6.08%
                                  Attn Mutual Funds/Team S
                                  4500 Cherry Creek Dr. S. Fl. 3
                                  Denver, CO 80209
--------------------------------- ------------------------------------------- --------------------- ----------------
Turner Total Return Fixed         H.E.R.E Local #54 Pension Plan                      664,343.7230      93.44%
Income Fund                       408 Layfette Bldg. Fifth & Chestnut
                                  c/o William J. Kirkwood
                                  Philadelphia, PA 19106
--------------------------------- ------------------------------------------- --------------------- ----------------


CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Philadelphia, PA 19153, acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT AUDITORS

The Trust's independent auditors, Ernst & Young LLP, audit the Trust's annual financial statements and review the Trust's tax returns. Ernst & Young, LLP is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, and serves as independent auditors to the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania, 19103, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust's Financial Statements for the fiscal year ended September 30, 2002, including the Report of Independent Auditors, are included in the Trust's most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual Report may be obtained free of charge by calling the Trust at 1-800-224-6312 or by writing to Turner Funds, P.O. Box 219805, Kansas City, MO 64121-9805. You may also obtain the Annual or Semi-Annual Reports, as well as other information about Turner Funds, from the EDGAR Database on the SEC's website http://www.sec.gov.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.